Legal Proceedings

Great-West Capital Management, LLC

Great-West Funds’ investment adviser, Great-West Capital Management, LLC “(GWCM”), has been named as a defendant in a complaint captioned Obeslo et al. v. Great-West Capital Management, LLC, which was filed in the United States District Court for the District of Colorado on January 29, 2016, and subsequently amended on April 8, 2016 and April 3, 2017 (the “Obeslo Advisory Fee Action”). On August 22, 2016, the Obeslo Advisory Fee Action was consolidated with a separate complaint captioned Duplass, Zwain, Bourgeois, Pfister & Weinstock APLC 401(k) Plan v. Great-West Capital Management, LLC, (the Duplass Action), which was filed on May 20, 2016 in the United States District Court for the District of Colorado. On April 20, 2017 the Obeslo Advisory Fee Action and the Duplass Action were further consolidated with a separate complaint captioned Obeslo et al. v. Great-West Capital Management, LLC and Great-West Life & Annuity Insurance Company (the “Obeslo Administrative Fee Action”), which was filed in the United States District Court for the District of Colorado on December 23, 2016 (together with the Obeslo Advisory Fee Action and the Duplass Action, the “Consolidated Action”).  The Consolidated Action, which was filed by purported shareholders of the Great-West Funds, alleges that GWCM and Great-West Life & Annuity Insurance Company (“GWL&A”), as applicable, breached their fiduciary duties under Section 36(b) of the Investment Company Act of 1940 (“1940 Act”) with respect to their receipt of advisory fees and administrative services fees, as applicable, paid by the Great-West Funds and GWCM, as applicable. The Consolidated Action requests relief in the form of (1) a declaration that GWCM and GWL&A violated Section 36(b) of the 1940 Act, (2) permanently enjoining GWCM and GWL&A from further violating Section 36(b), (3) awarding compensatory damages, including repayment of excessive investment advisory and administrative fees, (4) rescinding the investment advisory agreement between GWCM and the Great-West Funds and the administrative services agreement between GWL&A and the Great-West Funds and (5) awarding reasonable fees and costs from the Consolidated Action. On September 11, 2018, the District Court granted in part and denied in part GWCM’s Motion to Dismiss.  On September 28, 2018, the District Court denied GWCM’s Motion for Summary Judgment.  On October 2, 2018, the Plaintiffs filed a Consolidated Fourth Amended Complaint, as ordered by the District Court in connection with its September 11, 2018 ruling on the Motion to Dismiss.  A bench trial was held in January 2020.  On August 7, 2020, judgment was entered in favor of Defendants on all claims.  Plaintiffs have appealed the District Court’s decision to the United States Court of Appeals for the Tenth Circuit and the appeal remains pending.

GWCM believes that the Consolidated Action is without merit and intends to defend itself vigorously against the allegations.  GWCM also believes that the Consolidated Action will not have a material adverse effect on the ability of GWCM to perform its obligations under its investment advisory agreement with Great-West Funds or on the ability of Empower to perform its obligations under its agreement with Great-West Funds.